Long-term loans receivable - Additional Information (Detail) € in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 EUR (€)
Loans from third parties, amount repaid			¥ 40,000
Loans and Leases Receivable, Gross			4,000				$ 580
Third Party [Member]
Debt instrumen outstanding amount			12,000				1,740
Third Party [Member] | Not Later Than Nine Months [Member]
Debt instrumen outstanding amount			2,000				290
Third Party [Member] | Not Later Than One Year [Member]
Debt instrumen outstanding amount			2,000				290
Third Party [Member] | Later Than One Year And Not Later Than Two Years [Member]
Debt instrumen outstanding amount			8,000				$ 1,160
Key AAV [Member]
Long term loans receivable. Agreement term	2 years	3 years
Loans receivable principal amount	¥ 1,900							¥ 52,000	€ 243
Loans receivable, interest rate	3.50%							3.00%	3.00%
Loans receivable, interest income			¥ 423	$ 61	¥ 418	¥ 984